UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 028-13343

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   August 9, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total: $78,851
List of Other Included Managers: NONE

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
                                                          FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT   PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
---------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM       88579Y101    356      3978 SH        Sole                   3978
AT&T Inc.                      COM       00206R102    482      3526 SH        Sole                  13526
American Express               COM       025816109    291      5000 SH        Sole                   5000
Bank of America Corp           COM       060505104    286     35000 SH        Sole                  35000
Boeing                         COM       097023105    297      4000 SH        Sole                   4000
Canadian National Railway      COM       136375102    506      6000 SH        Sole                   6000
Caterpillar                    COM       149123101   1426     16800 SH        Sole                  16800
Chevron Corp.                  COM       166764100    264      2500 SH        Sole                   2500
Cisco Systems Inc.             COM       17275R102    258     15000 SH        Sole                  15000
Coca Cola Co.                  COM       191216100    313      4000 SH        Sole                   4000
Dupont                         COM       263534109    363      7174 SH        Sole                   7174
EMC Corp                       COM       268648102    397     15500 SH        Sole                  15500
Energy Select Sector SPDR Fund COM       81369Y506   1049     15800 SH        Sole                  15800
Exxon Mobil                    COM       30231G102    473      5533 SH        Sole                   5533
Freeport-McMoran               COM       35671D857   1169     34300 SH        Sole                  34300
General Electric               COM       369604103    637     30563 SH        Sole                  30563
Home Depot                     COM       437076102    265      5000 SH        Sole                   5000
IBM                            COM       459200101    293      1500 SH        Sole                   1500
IShares MSCI Brazil Index      COM       464286400   2025     39100 SH        Sole                  39100
IShares MSCI EAFE Index        COM       464287465  17836    357000 SH        Sole                 357000
IShares MSCI Emerging Markets  COM       464287234   5957    152000 SH        Sole                 152000
IShares MSCI Hong Kong Index   COM       464286871    502     30600 SH        Sole                  30600
IShares MSCI Pacific ex-Japan  COM       464286665    595     14600 SH        Sole                  14600
IShares MSCI Switzerland Index COM       464286749    596     26000 SH        Sole                  26000
IShares Russell 2000 Index     COM       464287655  14449    181400 SH        Sole                 181400
Intel Corp.                    COM       458140100    363     13612 SH        Sole                  13612
JP Morgan Chase                COM       46625H100    286      8000 SH        Sole                   8000
Johnson & Johnson              COM       478160104    396      5858 SH        Sole                   5858
Kraft Foods                    COM       50075N104    270      7000 SH        Sole                   7000
Market Vectors Gold Miners     COM       57060U100    985     22000 SH        Sole                  22000
Masco Corp.                    COM       574599106   3676    265000 SH        Sole                 265000
McDonalds Corp                 COM       580135101    266      3000 SH        Sole                   3000
Merck & Company                COM       58933Y105    292      7000 SH        Sole                   7000
Microsoft Corp.                COM       594918104    413     13500 SH        Sole                  13500
Monsanto Co.                   COM       61166W101    745      9000 SH        Sole                   9000
Oracle Corp.                   COM       68389X105   1034     34800 SH        Sole                  34800
Pfizer                         COM       717081103    276     12000 SH        Sole                  12000
PowerShares QQQ Trust          COM       73935A104   6063     94500 SH        Sole                  94500
Praxair Inc                    COM       74005P104    326      3000 SH        Sole                   3000
ProShares UltraShort Dow 30    COM       74348A590    522     10000 SH        Sole                  10000
ProShares UltraShort S&P 500   COM       74347R883   1717    110000 SH        Sole                 110000
ProShares Ultrashort 20+ Year  COM       74347R297   1109     70000 SH        Sole                  70000
Procter & Gamble               COM       742718109    306      5000 SH        Sole                   5000
Randgold Resources Ltd         COM       752344309    954     10600 SH        Sole                  10600
SPDR Dow Jones Industrial Aver COM       78467X109   1414     11000 SH        Sole                  11000
SPDR S&P Homebuilders          COM       78464A888    205      9600 SH        Sole                   9600
Schlumberger LTD               COM       806857108   1486     22900 SH        Sole                  22900
Southern Co                    COM       842587107    556     12000 SH        Sole                  12000
Technology Select Sector SPDR  COM       81369Y803    379     13200 SH        Sole                  13200
The Travelers Companies        COM       89417E109    312      4894 SH        Sole                   4894
TriMas Corp                    COM       896215209    392     19500 SH        Sole                  19500
US Bancorp                     COM       902973304    289      9000 SH        Sole                   9000
United Technologies            COM       913017109    302      4000 SH        Sole                   4000
Utility Select Sector SPDR Fun COM       81369Y886    962     26000 SH        Sole                  26000
Verizon Communications         COM       92343V104    453     10200 SH        Sole                  10200
Wal-Mart Stores                COM       931142103    349      5000 SH        Sole                   5000
Walt Disney Co.                COM       254687106    366      7554 SH        Sole                   7554
Wells Fargo & Co.              COM       949746101    301      9000 SH        Sole                   9000